UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08723

Upright Investments Trust

(Exact name of registrant as specified in charter)

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Address of principal executive offices)

(Zip code)

David Y.S. Chiueh

615 West Mount Pleasant Ave.

Livingston, NJ  07039

(Name and address of agent for service)

Registrant's telephone number, including area code: 973-533-1818

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Description	Quantity	Current Value	Weight
Funiture
La-Z-Boy Inc	3000	42000	0.50%

Biotechnology
Amgen Incorporated*	5100	332673	4.10%
Forbes Medi-Tech Inc*	35000	72800	0.90%
		405473	5.00%

Building Industry
Champion Enterprises Inco*	3000	33120	0.40%

Computer
Apple Computer Inc*	2000	114540	1.40%
Dell Inc*	6000	146760	1.80%

Diversified Company
General Electric Company	2000	65920	0.80%
Tyco Intl Ltd New	6000	165000	2.00%
		230920	2.80%

Electronic
Corning Inc	10000	241900	3.00%
Omnivision Technologies I*	10000	211200	2.60%
Sanmina Corp*	23450	107870	1.30%
Vishay Intertechnology*	23000	361790	4.50%
Vitesse Semiconductor Cp*	25000	36000	0.40%
		958760	11.80%

Energy
A E S Corp*	3000	55350	0.70%

Financial Service
Citigroup Inc	2000	96500	1.20%

Healthcare
Unitedhealth Group Inc	10300	461234	5.70%

Leisure
Brunswick Corp*	3000	99750	1.20%

Medical
Andrx Group*	23000	533370	6.60%
Biovail Corp	20000	468200	5.80%
Merck & Co Inc	6000	218580	2.70%
Pfizer Incorporated	25000	586750	7.20%
Stemcells Inc*	10000	20500	0.30%
		1827400	22.50%

Networks
Cisco Systems Inc*	1900	37107	0.50%

Oil
Chevron Corporation	2000	124120	1.50%

Retail
Timberland Co Cl A*	1000	26100	0.30%

Semiconductor
Applied Materials Inc	5000	81400	1.00%
Conexant Systems Inc*	30000	75000	0.90%
Cypress Semiconductor*	5000	72700	0.90%
Integrated Device Tech*	20000	283600	3.50%
Intel Corp	12000	228000	2.80%
Lsi Logic Corp*	29000	259550	3.20%
Micron Technology Inc*	21000	316260	3.90%
Silcon Motion Technology *	6000	86040	1.10%
Taiwan Semiconductr Adrf	9582	87962.76	1.10%
Texas Instruments Inc	5500	166595	2.10%
		1657107.76	20.40%

Software & Services
Oracle Corporation*	10000	144900	1.80%

Storage Technology
E M C Corp Mass*	16000	175520	2.20%
Komag Inc New*	7000	323260	4.00%
Network Appliance Inc*	4000	141200	1.70%
Sandisk Corp*	13500	688230	8.50%
		1328210	16.40%

Telecommunication
Nokia Corp Spon Adr	7000	141820	1.70%
Utstarcom Inc*	3000	23370	0.30%
		165190	2.00%

Tobacco
Philip Morris Cos Inc	400	29372	0.40%
		7983913.76	98.50%

Cash and Money Funds
CASH		123234.48	1.50%
		8107148.24	100.00%

NOTES TO FINANCIAL STATEMENTS
Upright Growth Fund
1. SECURITY TRANSACTIONS
At June 30, 2006, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,261,421 amounted to $905,661 which consisted of aggregate gross unrealized appreciation of $1,282,890 and aggregate gross unrealized depreciation of ($377,229).

* Non-Income producing securities.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ David Y.S Chiueh

David Y.S Chiueh

Trustee

Date: September 26, 2006

By : /s/ Wellman Wu

Wellman Wu

Chief Financial Officer

Date: September 26, 2006

* Print the name and title of each signing officer under his or her signature.